Hedging Financial Instruments - Summary of hedging financial instruments (Detail) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities- current
Financial liabilities current	$ 27,334.2	$ 0.8
Fair value hedges [member] | Interest rate futures contracts [member]
Financial assets- current
Financial assets current		2.3
Financial liabilities- current
Financial liabilities current	43.8	$ 0.8
Hedges of net investments in foreign operations [member] | Bank loans [member]
Financial liabilities- current
Financial liabilities current	$ 27,290.4